Provision for credit losses	6 Months Ended
Jun. 30, 2020
Provision for credit losses
9 Provision for credit losses
in	2Q20	1Q20	2Q19	6M20	6M19
Provision for credit losses (CHF million)
Loans held at amortized cost	264	427	15	691	90
Other financial assets held at amortized cost	21	15	9	36	12
Off-balance sheet credit exposures	11	126	1	137	4
Provision for credit losses	296	568	25	864	106

Bank
Provision for credit losses
9 Provision for credit losses
in	6M20	6M19
Provision for credit losses (CHF million)
Loans held at amortized cost	691	90
Other financial assets held at amortized cost	32	11
Off-balance sheet credit exposures	137	5
Provision for credit losses	860	106